UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number: 28-11507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Zang Xiong
Title:   Portfolio Administrator, Office Manager
Phone:   (612)746-8980

Signature, Place, and Date of Signing:

 /s/ Zang Xiong                     Minneapolis, MN              1/19/2012
 -------------------                ---------------              ---------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     48

FORM 13F INFORMATION TABLE VALUE TOTAL:     $86,129
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                   31-Dec-11

             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                              Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole   Shared  None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------  ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE, INC             COM             007974108     1453      59628   SH         Sole                59628      0     0
ADVISORY BOARD COMPANY           COM             00762W107     3918      52790   SH         Sole                52790      0     0
AMERIGON, INC.                   COM             03070L300     2106     147660   SH         Sole               147660      0     0
ANSYS, INC.                      COM             03662Q105     2573      44926   SH         Sole                44926      0     0
BALCHEM                          COM             057665200     1488      36700   SH         Sole                36700      0     0
BIO REFERENCE LABS, INC.         COM             09057G602     1228      75492   SH         Sole                75492      0     0
BJS RESTAURANTS, INC.            COM             09180C106     1517      33470   SH         Sole                33470      0     0
BODY CENTRAL                     COM             09689U102     1175      47080   SH         Sole                47080      0     0
BOTTOMLINE TECHNOLOGIES, INC.    COM             101388106     2155      93023   SH         Sole                93023      0     0
BUFFALO WILD WINGS               COM             119848109     2503      37070   SH         Sole                37070      0     0
CATALYST HEALTH SOLUTIONS, INC   COM             14888B103     2343      45062   SH         Sole                45062      0     0
CAVIUM, INC.                     COM             14964U108     1725      60660   SH         Sole                60660      0     0
COMSCORE, INC.                   COM             20564W105     1716      80942   SH         Sole                80942      0     0
COSTAR GROUP, INC.               COM             22160N109     1849      27710   SH         Sole                27710      0     0
DEALERTRACK HOLDINGS INC         COM             242309102     3498     128319   SH         Sole               128319      0     0
DRIL QUIP, INC.                  COM             262037104     1555      23620   SH         Sole                23620      0     0
EBIX, INC.                       COM             278715206     1171      52970   SH         Sole                52970      0     0
ECHO GLOBAL LOGISTICS, INC.      COM             27875T101     2186     135380   SH         Sole               135380      0     0
ELLIE MAE INC.                   COM             28849P100      582     103030   SH         Sole               103030      0     0
EXLSERVICE HOLDINGS, INC.        COM             302081104     2580     115316   SH         Sole               115316      0     0
EZCORP, INC.                     COM             302301106     2135      80954   SH         Sole                80954      0     0
HIBBETT SPORTS, INC.             COM             428567101     2943      65140   SH         Sole                65140      0     0
HIGHER ONE, INC.                 COM             42983D104     1252      67920   SH         Sole                67920      0     0
HMS HLDGS CORP.                  COM             40425J101     3144      98325   SH         Sole                98325      0     0
INTERACTIVE INTELLIGENCE, INC.   COM             45841V109     1359      59290   SH         Sole                59290      0     0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105     1338      29259   SH         Sole                29259      0     0
K12, INC.                        COM             48273U102      820      45700   SH         Sole                45700      0     0
KEYNOTE SYSTEMS, INC.            COM             493308100      872      42450   SH         Sole                42450      0     0
LIVEPERSON, INC.                 COM             538146101     1177      93750   SH         Sole                93750      0     0
LKQ CORPORATION                  COM             501889208     3520     117020   SH         Sole               117020      0     0
LOGMEIN, INC.                    COM             54142L109     1970      51090   SH         Sole                51090      0     0
MISTRAS GROUP, INC.              COM             60649T107     2534      99405   SH         Sole                99405      0     0
MONRO MUFFLER, INC.              COM             610236101     2255      58145   SH         Sole                58145      0     0
MWI VETERINARY SUPPLY, INC.      COM             55402X105     3079      46336   SH         Sole                46336      0     0
NEOGEN CORP.                     COM             640491106      661      21580   SH         Sole                21580      0     0
NIC, INC.                        COM             62914B100     1413     106163   SH         Sole               106163      0     0
PEET'S COFFEE & TEA, INC.        COM             705560100     2032      32420   SH         Sole                32420      0     0
REALPAGE                         COM             75606N109      885      35030   SH         Sole                35030      0     0
RIVERBED TECHNOLOGY, INC.        COM             768573107     1110      47240   SH         Sole                47240      0     0
SCIQUEST, INC.                   COM             80908T101      901      63150   SH         Sole                63150      0     0
SHUTTERFLY, INC.                 COM             82568P304      484      21260   SH         Sole                21260      0     0
SXC HEALTH SOLUTIONS CORP        COM             78505P100     2321      41100   SH         Sole                41100      0     0
SYNOVIS LIFE TECHNOLOGIES        COM             87162G105     1057      37980   SH         Sole                37980      0     0
SYNTEL, INC.                     COM             87162H103     2321      49630   SH         Sole                49630      0     0
TANGOE, INC.                     COM             87582Y108      956      62110   SH         Sole                62110      0     0
TEAVANA, INC.                    COM             87819P102     1653      88030   SH         Sole                88030      0     0
TRANSCEND SERVICES, INC.         COM             893929208     1352      56959   SH         Sole                56959      0     0
ULTIMATE SOFTWARE GROUP, INC.    COM             90385D107     1264      19413   SH         Sole                19413      0     0